Lease commitments (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Payments

At December 31, 2012, the aggregate future minimum payments for leases for each of the following five years and thereafter are as follows:

2013	$8,398
2014	6,387
2015	4,859
2016	3,918
Thereafter	13,715

Total	$37,277